Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Subscription receivables	Retained earnings	Accumulated other comprehensive (loss)/income	Total shareholders’equity attributable to CCH Holdings Ltd	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 180		$ 3,605,792	$ (180)	$ 366,129	$ (289,144)	$ 3,682,777		$ 3,682,777
Balance (in Shares) at Dec. 31, 2022	[1]	18,000,000
Net income (loss)						368,614		368,614		368,614
Contribution from shareholders				117,329				117,329		117,329
Foreign currency translation adjustment							(43,828)	(43,828)		(43,828)
Balance at Dec. 31, 2023		$ 180		3,723,121	(180)	734,743	(332,972)	4,124,892		4,124,892
Balance (in Shares) at Dec. 31, 2023	[1]	18,000,000
Net income (loss)						913,401		913,401		913,401
Contribution from shareholders				946,261				946,261		946,261
Foreign currency translation adjustment							221,106	221,106		221,106
Balance at Dec. 31, 2024		$ 180		4,669,382	(180)	1,648,144	(111,866)	6,205,660		$ 6,205,660
Balance (in Shares) at Dec. 31, 2024		18,000,000	[1]							18,000,000	[2]
Net income (loss)						(2,684,779)		(2,684,779)	3,449	$ (2,681,330)
Contribution from a non-controlling shareholder									616	616
Issuance of Initial Public Offering (“IPO”)		$ 13		4,999,987				5,000,000		5,000,000
Issuance of Initial Public Offering (“IPO”) (in Shares)	[1]	1,250,000
Capitalization of deferred offering costs				(1,271,093)				(1,271,093)		(1,271,093)
Full exercise of over-allotment option		$ 2		749,998				750,000		750,000
Full exercise of over-allotment option (in Shares)	[1]	187,500
Share-based compensation		$ 25		2,315,064				2,315,089		2,315,089
Share-based compensation (in Shares)	[1]	2,512,500
Deemed distribution				(1,833,000)				(1,833,000)		(1,833,000)
Contribution from shareholders				604				604		604
Foreign currency translation adjustment							649,290	649,290	191	649,481
Balance at Dec. 31, 2025		$ 220		$ 9,630,942	$ (180)	$ (1,036,635)	$ 537,424	$ 9,131,771	$ 4,256	$ 9,136,027
Balance (in Shares) at Dec. 31, 2025		21,950,000	[1]							21,950,000	[2]

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))
[2]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))